Earnings per share (Details 1) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Weighted average number of ordinary shares basic
Issued fully paid ordinary shares on April 01	182,835,369	182,742,369	182,238,069
Effect of shares issued on exercise of stock options	198,581	60,820	230,603
Effect of partly paid shares	0	0	0
Weighted average number of equity shares and equivalent shares outstanding	183,033,950	182,803,189	182,468,672